Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

July 31, 2017

FILED VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Trust for Advised Portfolios (the “Trust”)
File Nos.: 333-108394 and 811-21422
Ziegler Floating Rate Fund (the “Fund”) S000053146

Dear Sir or Madam:

Pursuant to Rule 145 under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Form N-14 to seek shareholder approval of a new sub-advisory agreement between the investment adviser to the Fund and the sub-adviser to the Fund. The current sub-adviser to the Fund was sold on July 31, 2017, which resulted in a change of control and an assignment of the sub-advisory agreement under the Investment Company Act of 1940 Act, as amended. Upon effectiveness, this Proxy Statement will be mailed to shareholders to seek shareholder approval at a meeting currently scheduled for September 29, 2017.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7220.

Sincerely,

/s/ Eric W. Pinciss

Eric W. Pinciss, Esq.
Secretary
Trust for Advised Portfolios

Enclosures